WARRANTS (Tables)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Warrants Tables
Common stock purchase warrants issued and outstanding
	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	8,707,726	$1.19	$72,250	3.33
Granted	3,234,245	0.70	-	-
Exercised	-	-	-	-
Cancelled	100,000	1.65	-	-
Expired	-	-	-	-

Outstanding at May 31, 2015	11,841,971	$1.05	$-	3.56

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	3,146,355	$1.24	$-	-
Issued	5,561,371	$1.16	$-	-
Outstanding at February 28, 2015	8,707,726	$1.19	$72,250	3.33

Warrants exercisable
Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.55	455,000	4.84	455,000
$0.68	220,000	1.46	220,000
$0.70	5,075,866	4.84	5,075,866
$0.91	1,497,124	1.67	1,497,124
$1.00	8,333	5.00	8,333
$1.25	10,417	5.00	10,417
$1.40	786,250	1.24	786,250
$1.50	3,296,000	3.02	3,296,000
$2.10	447,001	2.87	447,001
$2.50	25,980	2.62	25,980
$3.00	20,000	1.67	20,000

The following table summarizes common stock purchase warrants exercisable at February 28, 2015:

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.55	455,000	5.09	455,000
$0.68	220,000	1.71	220,000
$0.70	1,860,371	5.09	1,860,371
$0.91	1,497,124	1.93	1,497,124
$1.40	786,250	1.49	786,250
$1.50	3,371,000	3.27	3,371,000
$2.10	472,001	2.96	472,001
$2.50	25,980	2.87	25,980
$3.00	20,000	1.92	20,000